CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 153,835	$ 22,304	¥ 349,077
Restricted cash	44,052	6,387	46,521
Short-term investments	724,413	105,030	615,901
Accounts receivable, net	33,644	4,878	111,941
Amounts due from related parties	1,030	149	14,969
Prepayments and other current assets	242,994	35,231	337,033
Total current assets	1,199,968	173,979	1,475,442
Non-current assets
Long-term investments	230,562	33,428	201,947
Property and equipment, net	85,182	12,350	98,159
Intangible assets, net	30,672	4,447	55,376
Land use right, net	92,590	13,424	94,652
Operating lease right-of-use assets, net	33,204	4,814	48,115
Goodwill	114,661	16,624	232,007
Other non-current assets	91,091	13,207	92,111
Total non-current assets	677,962	98,294	822,367
Total assets	1,877,930	272,273	2,297,809
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,000,067 and RMB802,345, as of December 31, 2021 and 2022, respectively)
Short-term borrowings	7,517	1,090	9,981
Accounts and notes payable	261,873	37,968	383,626
Amounts due to related parties	4,710	683	4,679
Salary and welfare payable	26,507	3,843	33,761
Taxes payable	4,047	587	8,004
Advances from customers	98,899	14,339	139,777
Operating lease liabilities, current	12,439	1,803	16,556
Accrued expenses and other current liabilities	358,312	51,947	382,629
Total current liabilities	774,304	112,260	979,013
Non-current liabilities
Operating lease liabilities, non-current	26,482	3,840	38,832
Deferred tax liabilities	6,839	992	12,479
Long-term borrowings	11,959	1,734	14,344
Total non-current liabilities	45,280	6,566	65,655
Total liabilities	819,584	118,826	1,044,668
Commitments and contingencies (Note 22)
Redeemable noncontrolling interests	27,200	3,944	27,200
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2021 and 2022; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2021 and 2022)	249	36	249
Less: Treasury stock (18,266,523 shares and 17,951,931 shares as of December 31, 2021 and 2022, respectively)	(288,600)	(41,843)	(293,795)
Additional paid-in capital	9,125,655	1,323,096	9,125,748
Accumulated other comprehensive income	298,981	43,348	271,821
Accumulated deficit	(8,028,261)	(1,163,988)	(7,834,879)
Total Tuniu Corporation shareholders' equity	1,108,024	160,649	1,269,144
Noncontrolling interests	(76,878)	(11,146)	(43,203)
Total equity	1,031,146	149,503	1,225,941
Total liabilities, redeemable noncontrolling interests and equity	1,877,930	272,273	2,297,809
Land
Non-current assets
Land use right, net	¥ 92,590	$ 13,424	¥ 94,652